Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 – Subsequent Events

Convertible Note Default(s)

On October 4, 2022, the Company defaulted on the final payment on the October 4, 2021, convertible note. As a result of the default, the interest rate on the note reset to 16%.

On October 7, 2022, the Company defaulted on the final payment on the October 7, 2021, convertible note. As a result of the default, the interest rate on the note reset to 16%.

On October 15, 2022, the Company defaulted on the March 15, 2022 note. As a result of the default the interest rate on the note reset to 18% calculated based on a 360-day year.

NOTE 11 - Subsequent Events

Default on Convertible Notes

On January 2, 2022, the company defaulted on certain covenants contained in the October 4, 2021, convertible note and the interest rate reset to 16%.

On January 5, 2022, the company defaulted on certain covenants contained in the October 7, 2021, convertible note and the interest rate reset to 16%.

Conversion of Principal and Interest on Convertible Note

On January 27, 2022, the holder of the June 25, 2021, convertible note converted $9,500 of principal and $421 of interest at $0.78 per share into 12,721 shares of common stock.

Amendment to Licensing Agreement

On February 16, 2022, an addendum to the licensing agreement dated August 4, 2021, was executed by the Company and Melior Pharmaceuticals I, Inc, extending the requirement by the Company to raise $4.0 million dollars to June 16, 2022.

Issuance of Convertible Promissory Note

On March 15, 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with an institutional investor pursuant to which the Company issued the Buyer a 10% Convertible Note in the principal amount of $250,000 for a purchase price of $200,000 reflecting a $50,000 original issue discount. The Company received total consideration of $180,000 after debt issuance costs of $20,000. In addition, the Company issued 2,500 shares of common stock as a commitment fee to the investor. The company will record a debt discount related to the original issue discount and will evaluate the note terms for derivative accounting treatment.

The Note provides for guaranteed interest at the rate of 10% per annum for the 12 months from and after the original issue date of the Note for an aggregate guaranteed interest of $25,000, all of which guaranteed interest shall be deemed earned as of the date of the note. The principal amount and the guaranteed interest shall be due and payable in seven equal monthly payments each, $39,285.71, commencing on August 15, 2022, and continuing on the 15th day of each month until paid in full not later than March 15, 2023, the maturity date.

The Note is convertible into shares of common stock at any time following any event of default at the Buyer’s option at a conversion price of ninety percent (90%) per share of the lowest per-share trading price of the Company; stock during the ten trading day periods before the conversion, subject to certain adjustments.

Reverse Stock Split

On September 30, 2022, the Company filed a Certificate of Amendment to the Certificate of Incorporation with the Delaware Secretary of State to effect a reverse stock split of all outstanding shares of the Company’s common stock at a ratio of 1-for-20. On October 5, 2022, the Company effected the 1-for-20 reverse stock split of its common stock. The reverse stock split did not cause an adjustment to the par value or the authorized shares of the common stock. As a result of the reverse stock split, the Company retroactively adjusted all share and per share amounts in the accompanying consolidated financial statements and footnotes.